Consolidated Statements of Changes in Equity - EUR (€) € in Millions	Total	Share capital and capital reserve	Share based compensation reserve	Founder preferred shares dividend reserve	Translation reserve	Other reserves*	Accumulated deficit reserve	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Equity | Increase (decrease) due to changes in accounting policy required by IFRSs	€ 31.3				€ 0.0		€ 31.3	€ 31.3
Equity	2,059.1	€ 1,748.5	€ 9.4	€ 372.6	88.8	€ 8.5	(167.9)	2,059.9	€ (0.8)
Equity (restated)	2,090.4	1,748.5	9.4	372.6	88.8	8.5	(136.6)	2,091.2	(0.8)
Profit (loss)	153.6						154.0	154.0	(0.4)
Other comprehensive income/(loss) for the year	(44.9)				6.0	(21.7)	(29.2)	(44.9)
Comprehensive income	108.7				6.0	(21.7)	124.8	109.1	(0.4)
Dividends recognised as distributions to owners		2.5		(2.5)
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity	(0.8)	0.0	(0.8)					(0.8)
Issue of equity	354.2	355.5	(1.3)					354.2
Increase (decrease) from listing and share transaction costs, equity	(11.1)	(11.1)						(11.1)
Share based payment charge	14.9		14.9					14.9
Reclassification of awards for settlement of tax liabilities	0.4		0.4					0.4
Increase (decrease) through transactions with owners, equity	357.6	346.9	13.2	(2.5)				357.6	0.0
Equity | Increase (decrease) due to changes in accounting policy required by IFRSs					0.0
Equity	2,556.7	2,095.4	22.6	370.1	94.8	(13.2)	(11.8)	2,557.9	(1.2)
Equity (restated)					94.8
Profit (loss)	225.1						225.2	225.2	(0.1)
Other comprehensive income/(loss) for the year	(40.9)				(10.1)	(11.3)	(19.5)	(40.9)
Comprehensive income	184.2				(10.1)	(11.3)	205.7	184.3	(0.1)
Dividends recognised as distributions to owners		124.6		(124.6)
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity	0.0	0.7	(0.7)					0.0
Issue of equity	0.5	8.4	(7.9)					0.5
Repurchase of ordinary shares (in shares)	(608.6)	(608.6)						(608.6)
Share based payment charge	9.0		9.0					9.0
Reclassification of awards for settlement of tax liabilities	(14.7)		(14.7)					(14.7)
Increase/(decrease) through non-controlling interests extinguished on acquisition of subsidiary	(1.0)						(2.3)	(2.3)	1.3
Increase (decrease) through transactions with owners, equity	(614.8)	(474.9)	(14.3)	(124.6)			(2.3)	(616.1)	1.3
Equity | Increase (decrease) due to changes in accounting policy required by IFRSs					1.6	(1.6)
Equity	2,126.1	1,620.5	8.3	245.5	84.7	(24.5)	191.6	€ 2,126.1	€ 0.0
Equity (restated)	2,126.1	1,620.5	8.3	245.5	86.3	(26.1)	191.6
Profit (loss)	181.0						181.0
Other comprehensive income/(loss) for the year	53.7				18.8	9.0	25.9
Comprehensive income	234.7				18.8	9.0	206.9
Deferred hedging gains transferred to the carrying value of inventory	27.6					27.6
Dividends recognised as distributions to owners		79.5		(79.5)
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity		0.6	(0.6)
Issue of equity	0.0	0.1	(0.1)
Repurchase of ordinary shares (in shares)	(77.6)	(77.6)
Share based payment charge	5.1		5.1
Reclassification of awards for settlement of tax liabilities	(16.9)		(5.8)				(11.1)
Increase (decrease) through transactions with owners, equity	(89.4)	2.6	(1.4)	(79.5)			(11.1)
Equity	€ 2,299.0	€ 1,623.1	€ 6.9	€ 166.0	€ 105.1	€ 10.5	€ 387.4